Shareholder Report, Average Annual Return (Details)	12 Months Ended	53 Months Ended	60 Months Ended	80 Months Ended		86 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000219203
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	(3.67%)	(0.70%)
C000219205
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	0.09%	(0.20%)
C000219200
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000219201
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000219204
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000219206
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000193455
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	40.54%		19.15%			11.88%
C000193456
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	46.38%		19.60%			11.93%
C000201753
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000193459
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000193460
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000193457
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000193458
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000124917
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	24.98%		14.85%				1.84%
C000124918
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	30.18%		15.29%				1.68%
C000201752
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000124921
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000199576
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000124919
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000124920
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Without Sales Load [Member] | C000219203
Average Annual Return [Line Items]
Average Annual Return, Percent	1.90%	0.57%
Without Sales Load [Member] | C000219205
Average Annual Return [Line Items]
Average Annual Return, Percent	1.10%	(0.20%)
Without Sales Load [Member] | C000219200
Average Annual Return [Line Items]
Average Annual Return, Percent	2.30%	0.93%
Without Sales Load [Member] | C000219201
Average Annual Return [Line Items]
Average Annual Return, Percent	2.31%	0.93%
Without Sales Load [Member] | C000219204
Average Annual Return [Line Items]
Average Annual Return, Percent	2.18%	0.92%
Without Sales Load [Member] | C000219206
Average Annual Return [Line Items]
Average Annual Return, Percent	2.16%	0.81%
Without Sales Load [Member] | C000193455
Average Annual Return [Line Items]
Average Annual Return, Percent	48.67%		20.49%			12.77%
Without Sales Load [Member] | C000193456
Average Annual Return [Line Items]
Average Annual Return, Percent	47.46%		19.60%			11.93%
Without Sales Load [Member] | C000201753
Average Annual Return [Line Items]
Average Annual Return, Percent	49.11%		20.94%		15.07%
Without Sales Load [Member] | C000193459
Average Annual Return [Line Items]
Average Annual Return, Percent	48.19%		20.18%			12.49%
Without Sales Load [Member] | C000193460
Average Annual Return [Line Items]
Average Annual Return, Percent	49.14%		20.90%			13.18%
Without Sales Load [Member] | C000193457
Average Annual Return [Line Items]
Average Annual Return, Percent	49.06%		20.91%			13.18%
Without Sales Load [Member] | C000193458
Average Annual Return [Line Items]
Average Annual Return, Percent	48.91%		20.77%			13.04%
Without Sales Load [Member] | C000124917
Average Annual Return [Line Items]
Average Annual Return, Percent	32.26%		16.13%				2.42%
Without Sales Load [Member] | C000124918
Average Annual Return [Line Items]
Average Annual Return, Percent	31.27%		15.29%				1.68%
Without Sales Load [Member] | C000201752
Average Annual Return [Line Items]
Average Annual Return, Percent	32.74%		16.57%		10.24%
Without Sales Load [Member] | C000124921
Average Annual Return [Line Items]
Average Annual Return, Percent	31.94%		15.82%				2.17%
Without Sales Load [Member] | C000199576
Average Annual Return [Line Items]
Average Annual Return, Percent	32.75%		16.56%	11.46%
Without Sales Load [Member] | C000124919
Average Annual Return [Line Items]
Average Annual Return, Percent	32.75%		16.59%				2.82%
Without Sales Load [Member] | C000124920
Average Annual Return [Line Items]
Average Annual Return, Percent	32.58%		16.45%				2.69%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	33.89%	18.82%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	33.89%	18.82%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	33.89%	18.82%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	33.89%	18.82%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	33.89%	18.82%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	33.89%	18.82%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	33.89%		15.75%			14.88%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	33.89%		15.75%			14.88%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	33.89%		15.75%		14.95%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	33.89%		15.75%			14.88%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	33.89%		15.75%			14.88%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	33.89%		15.75%			14.88%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	33.89%		15.75%			14.88%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	33.89%		15.75%				13.34%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	33.89%		15.75%				13.34%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	33.89%		15.75%		14.95%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	33.89%		15.75%				13.34%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	33.89%		15.75%	15.50%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	33.89%		15.75%				13.34%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	33.89%		15.75%				13.34%
Goldman Sachs Index: Clean Energy Income Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Clean Energy Income Composite Index
Average Annual Return, Percent	(2.11%)	3.72%
Goldman Sachs Index: Eagle Global Renewables Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)
Average Annual Return, Percent	7.65%	4.17%
Goldman Sachs Index: S&P Global Clean Energy Index (Total Return, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Clean Energy Index (Total Return, Unhedged, USD)
Average Annual Return, Percent	(11.30%)	2.18%
Goldman Sachs Index: Clean Energy Income Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Clean Energy Income Composite Index
Average Annual Return, Percent	(2.11%)	3.72%
Goldman Sachs Index: Eagle Global Renewables Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)
Average Annual Return, Percent	7.65%	4.17%
Goldman Sachs Index: S&P Global Clean Energy Index (Total Return, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Clean Energy Index (Total Return, Unhedged, USD)
Average Annual Return, Percent	(11.30%)	2.18%
Goldman Sachs Index: Clean Energy Income Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Clean Energy Income Composite Index
Average Annual Return, Percent	(2.11%)	3.72%
Goldman Sachs Index: Eagle Global Renewables Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)
Average Annual Return, Percent	7.65%	4.17%
Goldman Sachs Index: S&P Global Clean Energy Index (Total Return, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Clean Energy Index (Total Return, Unhedged, USD)
Average Annual Return, Percent	(11.30%)	2.18%
Goldman Sachs Index: Clean Energy Income Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Clean Energy Income Composite Index
Average Annual Return, Percent	(2.11%)	3.72%
Goldman Sachs Index: Eagle Global Renewables Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)
Average Annual Return, Percent	7.65%	4.17%
Goldman Sachs Index: S&P Global Clean Energy Index (Total Return, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Clean Energy Index (Total Return, Unhedged, USD)
Average Annual Return, Percent	(11.30%)	2.18%
Goldman Sachs Index: S&P Global Clean Energy Index (Total Return, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Clean Energy Index (Total Return, Unhedged, USD)
Average Annual Return, Percent	(11.30%)	2.18%
Goldman Sachs Index: Clean Energy Income Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Clean Energy Income Composite Index
Average Annual Return, Percent	(2.11%)	3.72%
Goldman Sachs Index: Eagle Global Renewables Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)
Average Annual Return, Percent	7.65%	4.17%
Goldman Sachs Index: Clean Energy Income Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Clean Energy Income Composite Index
Average Annual Return, Percent	(2.11%)	3.72%
Goldman Sachs Index: Eagle Global Renewables Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)
Average Annual Return, Percent	7.65%	4.17%
Goldman Sachs Index: S&P Global Clean Energy Index (Total Return, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Clean Energy Index (Total Return, Unhedged, USD)
Average Annual Return, Percent	(11.30%)	2.18%
Goldman Sachs Index: Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
Average Annual Return, Percent	51.07%		19.62%			12.07%
Goldman Sachs Index: Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
Average Annual Return, Percent	51.07%		19.62%			12.07%
Goldman Sachs Index: Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
Average Annual Return, Percent	51.07%		19.62%		14.73%
Goldman Sachs Index: Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
Average Annual Return, Percent	51.07%		19.62%			12.07%
Goldman Sachs Index: Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
Average Annual Return, Percent	51.07%		19.62%			12.07%
Goldman Sachs Index: Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
Average Annual Return, Percent	51.07%		19.62%			12.07%
Goldman Sachs Index: Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index (Total Return, Unhedged,USD)
Average Annual Return, Percent	51.07%		19.62%			12.07%
Goldman Sachs Index: Alerian MLP Index (Total Return, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index (Total Return, Unhedged, USD)
Average Annual Return, Percent	31.13%		19.20%				3.84%
Goldman Sachs Index: Alerian MLP Index (Total Return, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index (Total Return, Unhedged, USD)
Average Annual Return, Percent	31.13%		19.20%				3.84%
Goldman Sachs Index: Alerian MLP Index (Total Return, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index (Total Return, Unhedged, USD)
Average Annual Return, Percent	31.13%		19.20%		12.38%
Goldman Sachs Index: Alerian MLP Index (Total Return, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index (Total Return, Unhedged, USD)
Average Annual Return, Percent	31.13%		19.20%				3.84%
Goldman Sachs Index: Alerian MLP Index (Total Return, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index (Total Return, Unhedged, USD)
Average Annual Return, Percent	31.13%		19.20%	13.66%
Goldman Sachs Index: Alerian MLP Index (Total Return, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index (Total Return, Unhedged, USD)
Average Annual Return, Percent	31.13%		19.20%				3.84%
Goldman Sachs Index: Alerian MLP Index (Total Return, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index (Total Return, Unhedged, USD)
Average Annual Return, Percent	31.13%		19.20%				3.84%